Disclosure of detailed information about foreign currency risk (Details) S/ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 USD ($)
Statement [Line Items]
Cash and cash equivalents	$ 356,499			$ 146,864			$ 53,852
Other financial assets	25,302			34,245
Other financial liabilities	(47,561)			(41,838)
Currency risk [Member]
Statement [Line Items]
Cash and cash equivalents	20,597	$ 9,518	S/ 3,692	8,121	$ 4,759	S/ 3,440
Trade and other receivables	77,824	530	1,114	28,639	720	2,503
Other financial assets	0	22,255	0	0	13,279	0
Trade and other payables	(9,687)	(6,115)	(17,917)	(4,303)	(20,014)	(17,145)
Other financial liabilities	0	(6,961)	(22,568)	0	(7,588)	(22,998)
Net financial liability	$ 88,734	$ 19,227	S/ (35,679)	$ 32,457	$ (8,844)	S/ (34,200)